FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

        Fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

          Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

          Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

          Level 3—inputs for the asset or liability that are not based on observable market data (unobservable inputs).

        Financial assets that are measured at fair value on a recurring basis as of December 31, 2010 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Total
	RUR	RUR	RUR
Cash equivalents:
Bank deposits(1)	—	2,064	2,064
Investments in money market funds	213	—	213
Term deposits, current	—	3,361	3,361
Term deposits, non-current	—	213	213
Loans to employees	—	47	47

	213	5,685	5,898

        Financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Total	Total
	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	1,737	1,737	54.0
Investments in money market funds	3,603	—	3,603	111.9
Term deposits, current	—	5,169	5,169	160.6
Term deposits, non-current	—	2,454	2,454	76.2
Restricted cash	454	—	454	14.1
Loans to employees	—	139	139	4.3
Capital protected index-linked note—host contract	—	2,502	2,502	77.7
Capital protected index-linked note—derivative	—	44	44	1.4

	4,057	12,045	16,102	500.2

Liabilities
Derivative contracts	—	60	60	1.9
(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

        The total gains attributable to bank deposits and investments in money market funds amounted to RUR 67, RUR 156 and RUR 204 ($6.3) in 2009, 2010 and 2011, respectively. Such amounts are included in interest income in the consolidated statements of income.

        The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the years ended December 31, 2009, 2010 and 2011. The Company measures at fair value nonfinancial assets and liabilities recognized as a result of business combinations.

        The Company measures the fair value of investments in debt instruments carried at amortized cost for disclosure purposes. There were no investments in debt instruments as of December 31, 2010. The carrying amounts and fair values of debt instruments not recorded at fair value on a recurring basis as of December 31, 2011 were as follows:

	Carrying amount		Fair value
	RUR	$	RUR	$
Puttable floating-rate note	805	25.0	808	25.1
Credit-linked notes	3,382	105.0	3,328	103.4

Total	4,187	130.0	4,136	128.5

        The Company does not estimate the fair value non-marketable equity investments carried at cost because it did not identify events or changes in circumstances that might have had a significant adverse effect on the fair value of these investments. Furthermore, the Company believes it is not practicable to estimate the fair value of these equity investments since quoted market prices are not available and the cost of obtaining independent valuations appears excessive considering the materiality of the investments to the Company.